S000036907 [Member] Investment Strategy - iShares Euro High Yield Corporate Bond USD Hedged ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Bloomberg Pan-European High Yield (Euro) TR Index Hedged USD (the “Underlying Index”), which measures the performance of fixed-rate, high-yield Euro-denominated securities issued by companies, as determined by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”).
The constituents of the Underlying Index must be Euro-denominated corporate bonds with a remaining time to maturity of at least one year and an outstanding par amount of at least EUR 100 million. Senior and subordinated issues may be included. The Underlying Index is market capitalization-weighted. The Underlying Index excludes debt from issuers that have an emerging market country of risk, as determined by Bloomberg. In addition, certain types of securities, such as contingent capital securities, inflation-linked bonds, floating-rate issues, fixed-rate perpetuals, retail bonds, structured notes, pass-through certificates, private placements (other than those offered pursuant to Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”)) and securities where reliable pricing is unavailable, are excluded from the Underlying Index. The securities in the Underlying Index are updated on the last business day of each month.
The components of the Underlying Index include fixed-income securities and foreign currency forward contracts (both deliverable and non-deliverable) designed to hedge the Euro’s fluctuations against the U.S. dollar. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed-upon exchange rate. The notional exposure to foreign currency forward contracts (both deliverable and non-deliverable) generally will be a short position that hedges the currency risk of the fixed-income portfolio.
The Underlying Index sells forward the total value of the Euro at a one-month forward rate to hedge against fluctuations in the relative value of the Euro in relation to the U.S. dollar. The hedge is reset monthly. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the Euro is weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the Euro is rising relative to the U.S. dollar.
In order to track the hedging component of the Underlying Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Euro. The Fund’s exposure to foreign currency forward contracts is based on the aggregate exposure of the Fund to the Euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the Euro. The return of the foreign currency forward contracts may not perfectly offset the actual fluctuations in value between the Euro and the U.S. dollar.
The Fund may also use non-deliverable forward (“NDF”) contracts to execute its hedging transactions. An NDF contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies and the contractually agreed upon exchange rate, one party makes a net cash settlement in U.S. dollars to the other party.
In addition, the Fund may use interest rate futures to hedge the duration of its bond portfolio.
As of November 3, 2025, the Underlying Index consisted of securities of companies in 27 countries or regions. As of November 3, 2025, there are approximately 660 components in the Underlying Index. As of November 3, 2025, a significant portion of the Underlying Index is represented by securities of issuers in the communications and consumer goods and services industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., an instrument's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Underlying Index is sponsored by Bloomberg, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.